Capital Structure (Details) - Schedule of fair value of the warrants - Warrants [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Capital Structure (Details) - Schedule of fair value of the warrants [Line Items]
Fair value of underlying securities (in Dollars)	$ 2.88
Expected volatility	51.00%
Expected term	5 years
Risk-free interest rate	1.13%